Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings (loss)		$ (253)	$ 176	$ (90)
Other comprehensive income (loss)
Net actuarial gains (losses) on defined benefit plans, net of tax	[1]	(11)	(26)	15
Losses on derivatives designated as cash flow hedges, net of tax		(1)	0	0
Total items that will not be reclassified subsequently to net earnings		(12)	(26)	15
Gains (losses) on translating net assets of foreign operations, net of tax		(11)	(59)	84
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax		11	21	(41)
Gains (losses) on derivatives designated as cash flow hedges, net of tax	[2]	20	61	(8)
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, net of tax	[3]	(110)	(42)	(46)
Total items that will be reclassified subsequently to net earnings		(90)	(19)	(11)
Other comprehensive income (loss)		(102)	(45)	4
Total comprehensive income (loss)		(355)	131	(86)
Total comprehensive income (loss) attributable to:
TransAlta shareholders		(439)	54	(210)
Non-controlling interests		$ 84	$ 77	$ 124

[1]	Net of income tax recovery of $3 million for the year ended Dec. 31, 2020 (2019 — $7 million recovery, 2018 — $5 million expense).
[2]	Net of income tax expense of $8 million for the year ended Dec. 31, 2020 (2019 —$16 million expense, 2018 — $1 million recovery).
[3]	Net of reclassification of income tax expense of $31 million for the year ended Dec. 31, 2020 (2019 —$10 million expense, 2018 — $11 million expense).